Accounts Payable (Details 1) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other Accounts Payable [Line Items]
Other accounts payable	$ 232	$ 253
U.S. dollars [Member]
Other Accounts Payable [Line Items]
Other accounts payable	174	189
NIS (not linked to the Israeli CPI) [Member]
Other Accounts Payable [Line Items]
Other accounts payable	$ 58	$ 64